Cover	Dec. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-32830
Entity Registrant Name	IGC PHARMA, INC.
Entity Central Index Key	0001326205
Entity Tax Identification Number	20-2760393
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	10224 Falls Road
Entity Address, City or Town	Potomac
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20854
City Area Code	301
Local Phone Number	983-0998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value
Trading Symbol	IGC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false